PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY PLANT AND EQUIPMENT
Schedule of property, plant and equipment, net

Property, plant and equipment, gross	12.31.2022	12.31.2021
	ThCh$	ThCh$
Construction in progress	49,169,567	56,280,594
Land	104,906,878	101,286,107
Buildings	337,689,681	306,300,748
Plant and equipment	693,153,093	613,537,377
Information technology equipment	34,992,575	29,470,242
Fixed installations and accessories	69,798,556	61,264,172
Vehicles	75,759,020	56,346,552
Leasehold improvements	362,243	322,036
Rights of use (1)	73,946,435	69,616,828
Other properties, plant and equipment (2)	448,561,681	383,403,363
Total Property, plant and equipment, gross	1,888,339,729	1,677,828,019

Accumulated depreciation of Property, plant and equipment	12.31.2022	12.31.2021
	ThCh$	ThCh$
Buildings	(117,237,092)	(102,957,623)
Plant and equipment	(499,070,234)	(443,885,822)
Information technology equipment	(27,257,028)	(23,857,025)
Fixed installations and accessories	(44,057,493)	(38,165,051)
Vehicles	(44,600,066)	(37,161,952)
Leasehold improvements	(282,057)	(208,747)
Rights of use	(53,350,442)	(45,962,853)
Other properties, plant and equipment (2)	(304,264,058)	(269,249,819)
Total accumulated depreciation	(1,090,118,470)	(961,448,892)
Total Property, plant and equipment, net	798,221,259	716,379,127
(2)	The net balance of each of these categories is presented below:

Schedule of net balance of other property, plant and equipment, net

Other Property, plant and equipment, net	12.31.2022	12.31.2021
	ThCh$	ThCh$
Bottles	46,351,209	36,546,377
Marketing and promotional assets (market assets)	70,149,875	55,210,620
Other Property, plant and equipment	27,796,539	22,396,547
Total	144,297,623	114,153,544

Schedule of movements in property, plant and equipment

						Fixed installations
					IT	and		Leasehold			Property, plant
	Construction in			Plant and	equipment	accessories,		improvements,		Rights-of-use,	and equipment,
	progress	Land	Buildings, net	equipment, net	net	net	Vehicles, net	net	Others	net (1)	net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at 01.01.2022	56,280,594	101,286,107	203,343,125	169,651,555	5,613,217	23,099,121	19,184,600	113,289	114,153,544	23,653,975	716.379.127
Additions	75,269,957	—	867,990	21,280,010	922,233	74,995	636,420	10,275	68,730,337	—	167.792.217
Right-of use additions	—	—	—	—	—	—	—	—	—	5,883,061	5.883.061
Disposals	(32,456)	—	(16,174)	(538,429)	(15,105)	—	(4,522)	—	(2,249,837)	(67,398)	(2,923,921)
Transfers between items of Property, plant and equipment	(84,598,804)	159,232	10,014,587	33,485,897	3,487,406	3,384,472	16,037,695	51,403	17,940,342	37,770	—
Right-of-use transfers	—	—	—	—	—	—	—	—	—	—	—
Depreciation expense	—	—	(8,477,029)	(35,372,214)	(2,641,086)	(3,365,827)	(5,524,208)	(68,741)	(49,526,391)	—	(104,975,496)
Amortization	—	—	—	—	—	—	—	—	—	(9,993,249)	(9,993,249)
Increase (decrease) due to foreign currency translation differences	4,263,117	3,461,539	11,105,445	7,324,221	43,790	1,282,713	852,241	10,324	6,450,271	1,235,657	36,029,318
Other increase (decrease) (2)	(2,012,841)	—	3,614,645	(1,748,181)	325,092	1,265,589	(23,272)	(36,364)	(11,200,643)	(153,823)	(9,969,798)
Total movements	(7,111,027)	3,620,771	17,109,464	24,431,304	2,122,330	2,641,942	11,974,354	(33,103)	30,144,079	(3,057,982)	81,842,132
Ending balance al 12.31.2022	49,169,567	104,906,878	220,452,589	194,082,859	7,735,547	25,741,063	31,158,954	80,186	144,297,623	20,595,993	798,221,259

						Fixed
				Plant and	IT	facilities and		Leasehold			Property, plant
	Construction			equipment,	equipment,	accessories,		improvements,		Rights-of-use,	and equipment,
	in progress	Land	Buildings, net	net	net	net	Vehicles, net	net	Others	net (1)	net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at 01.01.2021	34,194,083	94,321,726	180,916,878	145,790,203	4,878,307	17,647,892	16,410,784	59,142	90,020,253	21,337,277	605,576,545
Additions	61,100,226	—	3,708,881	19,025,057	1,428,080	12,068	171,420	8,738	47,426,736	—	132,881,206
Right-of use additions	—	—	—	—	—	—	—	—	—	9,070,997	9,070,997
Disposals	(74,476)	—	(276,312)	(277,845)	(3,896)	(11)	(9,573)	—	(3,156,795)	—	(3,798,908)
Transfers between items of Property, plant and equipment	(39,845,790)	—	4,370,826	21,182,049	751,603	606,279	4,771,885	88,345	8,074,803	—	—
Right-of-use transfers	—	—	—	—	—	—	—	—	—	—	—
Depreciation expense	—	—	(7,862,888)	(32,058,439)	(2,219,235)	(3,700,948)	(4,054,092)	(51,774)	(43,651,397)	—	(93,598,773)
Amortization	—	—	—	—	—	—	—	—	—	(8,386,063)	(8,386,063)
Increase (decrease) due to foreign currency translation differences	6,513,216	6,964,382	21,941,520	23,364,406	658,167	3,080,061	2,264,353	8,840	16,399,966	1,759,346	82,954,257
Other increase (decrease) (2)	(5,606,665)	(1)	544,220	(7,373,876)	120,191	5,453,780	(370,177)	(2)	(960,022)	(127,582)	(8,320,134)
Total movements	22,086,511	6,964,381	22,426,247	23,861,352	734,910	5,451,229	2,773,816	54,147	24,133,291	2,316,698	110,802,582
Ending balance al 12.31.2021	56,280,594	101,286,107	203,343,125	169,651,555	5,613,217	23,099,121	19,184,600	113,289	114,153,544	23,653,975	716,379,127

Schedule of Right-of-use assets

		Accumulated
Right-of-use	Gross asset	depreciation	Net asset
	ThCh$	ThCh$	ThCh$
Constructions and buildings	6,694,251	(3,452,700)	3,241,551
Plant and Equipment	47,377,683	(33,624,676)	13,753,007
IT Equipment	1,214,851	(1,081,741)	133,110
Motor vehicles	9,395,320	(6,066,615)	3,328,705
Others	9,264,330	(9,124,710)	139,620
Total	73,946,435	(53,350,442)	20,595,993

		Accumulated
Right-of-use	Gross asset	depreciation	Net asset
	ThCh$	ThCh$	ThCh$
Constructions and buildings	4,042,921	(2,140,590)	1,902,331
Plant and Equipment	43,450,544	(27,325,328)	16,125,216
IT Equipment	997,458	(750,993)	246,465
Motor vehicles	12,171,762	(7,065,299)	5,106,463
Others	8,954,143	(8,680,643)	273,500
Total	69,616,828	(45,962,853)	23,653,975